Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet - Monte Carlo Simulation Model [Member]	12 Months Ended
Dec. 30, 2020 $ / shares
Convertible Notes (Details) - Schedule of the fair value of the derivative at each balance sheet [Line Items]
Common stock price (in Dollars per share)	$ 0.002
Expected volatility	274.38%
Expected term	5 months 23 days
Risk free rate	0.09%
Forfeiture rate	0.00%
Expected dividend yield	0.00%